NOTE 5 – ACCOUNTS RECEIVABLE		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Credit Loss [Abstract]
NOTE 5 – ACCOUNTS RECEIVABLE

NOTE 5 – ACCOUNTS RECEIVABLE

Accounts receivables, net consist of the following:

	As of December 31,
	2025	2024

Accounts receivable	$3,118,318	$—
Allowance for credit losses	—	—
Total accounts receivable, net	$3,118,318	$—

Accounts receivable, current portion	$1,933,221	$—
Accounts receivable, non-current portion	$1,185,097	$—

NOTE 5 – ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	As of June 30, 2026	As of December 31, 2025

Accounts receivable	$3,278,581	$3,118,318
Allowance for credit losses	—	—
Total accounts receivable	$3,278,581	$3,118,318

Accounts receivable, net	$2,138,215	$1,933,221
Accounts receivable, non-current portion	$1,140,366	$1,185,097